Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Fair Value Measurements [Abstract]
Schedule Of Assets And Liabilities Measured At Fair Value On A Recurring Basis

Fair Value Measurements at March 31, 2020
	Total	Level 1	Level 2	Level 3
Liabilities:
Warrant Liabilities	$100,109	$-	$-	$100,109

Fair Value Measurements at December 31, 2019
	Total	Level 1	Level 2	Level 3
Assets:
Commercial Paper	$1,997,400	$-	$1,997,400	$-
Corporate Bonds	999,820	-	999,820	-
Total Assets:	$2,997,220	$-	$2,997,220	$-

Liabilities:
Warrant Liabilities	$41,717	$-	$-	$41,717

Fair Value Measurements at December 31, 2019
	Total	Level 1	Level 2	Level 3
Assets:
Commercial Paper	$1,997,400	$-	$1,997,400	$-
Corporate Bonds	999,820	-	999,820	-
Total Assets:	$2,997,220	$-	$2,997,220	$-

Liabilities:
Warrant Liabilities	$41,717	$-	$-	$41,717

Fair Value Measurements at December 31, 2018
	Total	Level 1	Level 2	Level 3
Assets:
Corporate Bonds	$5,981,520	$-	$5,981,520	$-

Liabilities:
Warrant Liabilities	$2,307,586	$-	$-	$2,307,586

Reconciliation Of Changes In The Fair Value Of Liabilities

Warrant Liabilities
Balance at January 1, 2020	$41,717
Unrealized losses, net	58,392
Balance at March 31, 2020	$100,109

Warrant Liabilities
Balance at January 1, 2019	$2,307,586
Unrealized gains, net	(2,265,869)
Balance at December 31, 2019	$41,717

Warrant Liabilities
Balance at January 1, 2018	$7,853,635
Unrealized gains, net	(5,546,049)
Balance at December 31, 2018	$2,307,586